Summary of Principal Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) Segment Tier	Dec. 31, 2019 USD ($) Segment Tier	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	May 31, 2016
Significant Accounting Policies [Line Items]
Equity securities, realized loss	¥ 70,390,093	$ 10,110,904	¥ 14,381,423	¥ 22,565,408
Equity securities, unrealized gain (loss)	72,156,375	$ 4,285,231	29,832,919	36,599,813
Impairment loss	¥ 0
Number of reporting unit | Segment	1	1
Impairment of long-lived assets			5,008,677
Sublease rental revenue	¥ 74,893,930	$ 10,757,840	53,852,195	42,218,264
Hotel manager fees	¥ 115,638,242	$ 16,610,394	99,185,965	83,482,652
Number of tiers membership | Tier	4	4
Expiration period of non usage membership program	2 years	2 years
Membership program of renewal period	2 years	2 years
VAT rate						6.00%
Advertising and promotional expenses	¥ 23,934,351	$ 3,437,954	15,654,573	11,369,822
Government subsidies	9,880,735	1,419,279	15,150,107	10,220,995
Operating lease rental expenses	81,379,034	11,689,367	78,272,335	60,839,102
Employee benefits	28,700,397	4,122,554	22,289,686	22,859,925
Concentration of credit risk	165,850				$ 23,823
Loans receivable, allowance	15,000,000				2,154,616
Foreign currency translation adjustments	2,933,162	421,322	66,453,841	1,317,020
Revenues	1,091,793,135	$ 156,826,271	905,614,669	743,175,399
Restricted cash	22,312,522		3,300,000		3,204,993
Loans Receivable
Significant Accounting Policies [Line Items]
Receivables outstanding	218,875,943		106,549,431		31,439,562
Loans receivable, allowance	¥ 15,000,000		¥ 0	0	2,154,615
Loans Receivable | Credit Concentration Risk
Significant Accounting Policies [Line Items]
Appreciation in functional currency			5.70%
Appreciation in functional currency	1.30%	1.30%
PRC
Significant Accounting Policies [Line Items]
Concentration of credit risk	¥ 267,063,036		¥ 538,780,644		38,361,205
Cayman Island
Significant Accounting Policies [Line Items]
Concentration of credit risk	72,645,289		721,573,480		10,434,843
Hong Kong
Significant Accounting Policies [Line Items]
Concentration of credit risk	¥ 410,523		5,621,368		$ 58,968
RMB
Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.9618				6.9618
HKD
Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.7894				7.7894
Other Operating Expenses
Significant Accounting Policies [Line Items]
Impairment of long-lived assets	¥ 0		5,008,677	0
ASC Topic 323
Significant Accounting Policies [Line Items]
Equity securities, unrealized gain	6,473,358	$ 929,840	0
ASU 2016-01
Significant Accounting Policies [Line Items]
Equity securities, unrealized gain	¥ 8,223,212	$ 1,181,190	0
Minimum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	3 years	3 years
Long term, maturity period	1 year	1 year
Maximum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	5 years	5 years
Long term, maturity period	3 years	3 years
Revenues | $		$ 1,070,000,000
Restricted cash	¥ 22,312,522		¥ 3,300,000	¥ 3,000,000